OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		11 Months Ended		12 Months Ended		14 Months Ended
	Aug. 02, 2022	Jul. 13, 2022	Apr. 30, 2024	Jul. 31, 2021	Mar. 31, 2025	Mar. 31, 2024	Jul. 01, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022	Aug. 01, 2022	Jun. 07, 2022
Property, Plant and Equipment [Line Items]
Lease term		36 months	39 months	62 months								36 months
Lease expiration date	Jul. 31, 2025	Jul. 31, 2025		Sep. 30, 2026
Payment of base rent		$ 2,704	$ 296					$ 2,704			$ 3,043
Escalation of the base rent	4.00%			4.00%			4.00%
Acquired right of use assets			19,583		$ 82,751				$ 101,621	$ 153,404		$ 92,509	$ 154,265
Assumed lease liabilities			$ 9,835		$ 79,804				$ 98,708				$ 156,963
Weighted average discount rate			7.50%		4.60%				4.60%	4.50%		3.75%	6.00%
Property Operating Leases [Member]
Property, Plant and Equipment [Line Items]
Rent expense					$ 23,272	$ 22,710			$ 91,513	$ 89,488